Net Fee and Commission Income (Tables)	12 Months Ended
Mar. 31, 2024
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Summary of Net Fee and Commission Income
Net fee and commission income for the fiscal years ended March 31, 2024, 2023 and 2022 consisted of the following:

	For the fiscal year ended March 31,
	2024	2023	2022

	(In millions)
Fee and commission income from:
Loans	¥160,758	¥145,078	¥128,583
Credit card business	432,983	380,345	333,109
Guarantees	82,323	71,612	66,199
Securities-related business	196,019	119,403	169,719
Deposits	18,437	18,230	16,302
Remittances and transfers	152,121	146,507	139,122
Safe deposits	4,321	4,228	4,025
Trust fees	8,195	6,753	5,940
Investment trusts	166,532	144,940	183,164
Agency	9,538	9,368	8,854
Others	238,620	216,270	193,208

Total fee and commission income	1,469,847	1,262,734	1,248,225

Fee and commission expense from:
Remittances and transfers	30,197	28,885	32,604
Others	203,518	194,035	177,158

Total fee and commission expense	233,715	222,920	209,762

Net fee and commission income	¥1,236,132	¥1,039,814	¥1,038,463